INCOME TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2024 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance	$ 2,300,000
Federal net operating loss carryforwards	6,580,951
Federal net operating loss carryforwards	$ 6,853,334
[custom:OperatingLossCarryforwardsLimitationsNotUse]	If such net operating loss carryforwards are not utilized, they will begin to expire in 2031